Note 20 - Subsequent Event - Unaudited Pro Forma Combined Consolidated Condensed Statement of Income (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest and fees on originated loans									$ 25,798	$ 23,824	$ 22,726
Interest bearing deposits in other institutions									53	33	24
Federal funds sold									20	13	14
Investment securities	$ 7,821	$ 7,420	$ 7,405	$ 7,348	$ 7,343	$ 7,151	$ 7,066	$ 7,035
Dividends on stock									104	98	87
Total interest and dividend income									29,994	28,595	27,874
Deposits									3,618	3,426	3,633
Short-term borrowings									322	194	148
Other borrowings									68	83	118
Trust preferred securities									182	117	171
Total interest expense	1,073	1,026	1,066	1,025	988	959	990	883	4,190	3,820	4,070
Net interest income	6,748	6,394	6,339	6,323	6,355	6,192	6,076	6,152	25,804	24,775	23,804
Provision for loan and lease losses									570	315	370
Net interest income after provision for loan and lease losses	6,493	6,289	6,234	6,218	6,250	6,087	6,076	6,047	25,234	24,460	23,434
Service charges on deposit accounts									1,940	1,874	1,876
Investment securities gains, net									303	323	248
Earnings on bank-owned life insurance									403	624	276
Gains on sale of loans									419	329	237
Other income									479	458	500
Total noninterest income	485	977	1,173	909	1,178	1,108	962	796	3,959	4,044	3,588
Salaries and employee benefits									10,249	9,751	8,817
Occupancy expense									1,252	1,253	1,108
Equipment expense									991	944	963
Data processing costs									1,335	1,071	917
Other expense									2,601	2,850	2,296
Total noninterest expense	4,957	5,662	4,915	5,338	5,380	4,669	5,217	4,811	20,872	20,077	17,850
Income before taxes	2,021	1,604	2,492	1,789	2,048	2,526	1,821	2,032	8,321	8,427	9,172
Income taxes	776	261	566	302	298	544	316	404	1,905	1,562	1,992
NET INCOME	$ 1,245	$ 1,343	$ 1,926	$ 1,487	$ 1,750	$ 1,982	$ 1,505	$ 1,628	$ 6,416	$ 6,865	$ 7,180
Pro forma net income per common share - basic (in dollars per share)	$ 0.55	$ 0.60	$ 0.94	$ 0.79	$ 0.93	$ 0.96	$ 0.73	$ 0.79	$ 3.04	$ 3.41	$ 3.52
Pro forma net income per common share - diluted (in dollars per share)	$ 0.55	$ 0.60	$ 0.94	$ 0.79	$ 0.92	$ 0.96	$ 0.73	$ 0.78	$ 3.03	$ 3.39	$ 3.50
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share (in shares)	2,251,412	2,247,587	2,051,137	1,878,177	1,884,484	2,064,054	2,058,986	2,053,660	2,107,857	2,014,966	2,041,635
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share (in shares)	2,259,589	2,256,230	2,059,411	1,886,943	1,893,345	2,072,639	2,068,313	2,062,867	2,119,214	2,024,120	2,049,506
Merger of Liberty Bank, N.A. into The Middlefield Banking Company [member] | Pro Forma [Member]
Interest and fees on originated loans									$ 35,308	$ 31,986
Interest bearing deposits in other institutions									210	124
Federal funds sold									20	13
Investment securities									4,019	4,627
Dividends on stock									138	164
Total interest and dividend income									39,695	36,914
Deposits									4,315	4,265
Short-term borrowings									322	194
Other borrowings									560	575
Trust preferred securities									182	117
Total interest expense									5,379	5,151
Net interest income									34,316	31,763
Provision for loan and lease losses									570	315
Net interest income after provision for loan and lease losses									33,746	31,448
Service charges on deposit accounts									2,266	2,156
Investment securities gains, net									303	323
Earnings on bank-owned life insurance									430	678
Gains on sale of loans									1,257	805
Other income									1,229	1,224
Total noninterest income									5,485	5,186
Salaries and employee benefits									14,523	13,454
Occupancy expense									1,762	1,746
Equipment expense									1,206	1,156
Data processing costs									1,931	1,489
Amortization of Intangible Assets									382	382
Other expense									8,919	8,453
Total noninterest expense									28,723	26,680
Income before taxes									10,508	9,954
Income taxes									2,473	1,954
NET INCOME									8,035	8,000
Less: Income attributable to common stock subject to possible conversion
Pro forma net income attributable to common stock not subject to possible conversion									$ 8,035	$ 8,000
Pro forma net income per common share - basic (in dollars per share)									$ 3.02	$ 3.11
Pro forma net income per common share - diluted (in dollars per share)									$ 3	$ 3.10
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share (in shares)									2,664,936	2,572,045
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share (in shares)									2,676,293	2,581,199